Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	June 30, 2019	June 30, 2018
Deferred tax assets:
Federal net operating loss	$21,807,000	$17,801,000
Research and development tax credits	1,230,000	1,081,000
Accruals	206,000	13,000
Other	46,000	37,000
Less: valuation allowance	(23,289,000)	(18,932,000)
Total	$-	$-

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	Year Ended June 30, 2019	Year Ended June 30, 2018
Statutory federal income tax rate	21.0%	27.5%
State (net of federal benefit)	9.5%	6.0%
Non-deductible expenses	(6.3)%	(6.0)%
Impact of Tax Cuts and Jobs Act	-%	(71.6)%
Other	1.0%
Change in valuation allowance	(25.2)%	(44.1)%
Effective income tax rate	0%	0%